Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expense [line items]
Research and efficacy costs	£ 14	£ 23	£ 33
Restructuring costs	79	329	35
Non-audit fees amounts related to audits for disposals	1	1	1
Penguin Random House [member]
Operating expense [line items]
Service fee income	3	4	16
Restructuring costs	£ 0	£ 9	£ 12